Restatement of comparatives - Schedule of material restatement of profit or loss and other comprehensive income (Detail) - AUD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense (Amortisation)	$ (17,380)	$ (15,564)	$ (20,169)
General and administrative expense (foreign exchange impact)			(5,113)
Commercialisation expense	0	0	(127)
Loss before income tax benefit	(27,049)	(20,736)	(25,382)
Income tax benefit	271	271	368
Loss after income tax benefit	$ (26,778)	$ (20,465)	$ (25,014)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders			$ (0.1888)
Diluted loss for the year attributable to equity holders			$ (0.1888)
Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense (Amortisation)			$ (20,252)
General and administrative expense (foreign exchange impact)			(4,511)
Loss on revaluation of contingent consideration			(152)
Commercialisation expense			(127)
Loss before income tax benefit			(25,016)
Income tax benefit			368
Loss after income tax benefit			$ (24,648)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders			$ (0.1861)
Diluted loss for the year attributable to equity holders			$ (0.1861)
Increase (decrease) due to corrections of prior period errors [Member]
Disclosure of Detailed Information about Material Restatement of Profit or Loss and Other Comprehensive Income [Line Items]
Research and development expense (Amortisation)			$ 83
General and administrative expense (foreign exchange impact)			(602)
Loss on revaluation of contingent consideration			152
Loss before income tax benefit			(366)
Loss after income tax benefit			$ (366)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders			$ (0.0027)
Diluted loss for the year attributable to equity holders			$ (0.0027)